CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 380	$ 397
Property and equipment, accumulated depreciation and amortization (in dollars)	3,442	3,386
Other intangible assets, accumulated amortization (in dollars)	$ 375	$ 360
Preferred stock, par value (in dollars per share)	$ 0.15	$ 0.15
Preferred stock, authorized shares	2,500,000	2,500,000
Preferred stock, percent of mandatory convertible shares (as a percent)	7.00%	7.00%
Preferred stock, 7% mandatory convertible shares issued	345,000	345,000
Preferred stock, liquidation preference per share (in dollars per share)	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05
Common stock, authorized shares	1,050,000,000	1,050,000,000
Common stock, shares issued	551,631,747	551,468,550
Common stock in treasury, shares	138,100,420	136,442,696